Accruals and Other Liabilities	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Accruals and Other Liabilities
14 ACCRUALS AND OTHER LIABILITIES

	As of March 31,
	2020	2021
	RMB	RMB
Accrued liabilities and other current liabilities
Deposits from merchants (1)	193,479	159,035
Receipts under custody (2)	147,592	140,084
Accrued advertisement expenses	15,315	12,105
Payable for Broadcasting License acquired (Note 12)	13,000	—
Accrued expenses	9,131	7,426
Other payables	15,019	14,477

	393,536	333,127

Non-current
Initial reimbursement payment from depositary bank (3)	3,644	2,151

	397,180	335,278

(1)
The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.

(2)
The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.

(3)
The Company received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over a 5 year arrangement period. For the year ended March 31, 2020 and 2021, the Company has recorded RMB1,303 and
RMB1,267
in other income. For the year ended March 31, 2021, the Group received an additional reimbursement payment of US$1,638

(RMB10,829) from depositary bank for the transaction costs incurred in the prior years and the amount was recorded in other income.